INVESTMENT PROPERTIES - Fair Value of Investment Properties (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of assets [line items]
Total assets	$ 84,347	$ 78,127
Level 1
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 2
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Core Office | United States | Level 1
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Core Office | United States | Level 2
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Core Office | Canada | Level 1
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Core Office | Canada | Level 2
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Core Office | Australia | Level 1
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Core Office | Australia | Level 2
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Core Office | Europe | Level 1
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Core Office | Europe | Level 2
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Core Office | Brazil | Level 1
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Core Office | Brazil | Level 2
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Opportunistic Office | Level 1
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Opportunistic Office | Level 2
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Opportunistic Retail | Level 1
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Opportunistic Retail | Level 2
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Industrial | Level 1
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Industrial | Level 2
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Multifamily | Level 1
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Multifamily | Level 2
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Triple Net Lease | Level 1
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Triple Net Lease | Level 2
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Self-storage | Level 1
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Self-storage | Level 2
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Student Housing | Level 1
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Student Housing | Level 2
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Manufactured Housing | Level 1
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Manufactured Housing | Level 2
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Commercial properties | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	48,780	45,699
Commercial properties | Core Office | United States | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	14,259	16,142
Commercial properties | Core Office | Canada | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	4,493	4,015
Commercial properties | Core Office | Australia | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	2,472	2,112
Commercial properties | Core Office | Europe | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	120	583
Commercial properties | Core Office | Brazil | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	327	250
Commercial properties | Opportunistic Office | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	8,359	5,645
Commercial properties | Opportunistic Retail | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	3,406	4,214
Commercial properties | Industrial | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	1,409	2,173
Commercial properties | Multifamily | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	3,925	3,574
Commercial properties | Triple Net Lease | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	4,804	4,790
Commercial properties | Self-storage | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	1,796	1,592
Commercial properties | Student Housing | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	1,204	609
Commercial properties | Manufactured Housing | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	2,206	0
Commercial developments | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	2,577	3,085
Commercial developments | Core Office | United States | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	568	387
Commercial developments | Core Office | Canada | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	104	598
Commercial developments | Core Office | Australia | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	8	0
Commercial developments | Core Office | Europe | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	920	1,247
Commercial developments | Core Office | Brazil | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	0	65
Commercial developments | Opportunistic Office | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	231	208
Commercial developments | Opportunistic Retail | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	6	3
Commercial developments | Industrial | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	533	505
Commercial developments | Multifamily | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Commercial developments | Triple Net Lease | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Commercial developments | Self-storage | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	58	32
Commercial developments | Student Housing | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	149	40
Commercial developments | Manufactured Housing | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets	$ 0	$ 0